Organization (Details) - Forecast [Member] - IPO [Member] $ in Thousands	1 Months Ended
Apr. 30, 2023 USD ($) shares
Organization (Details) [Line Items]
Issued ordinary shares | shares	2,416,667
Net proceeds | $	$ 13,002